Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 3,891	€ 3,623	€ 7,727	€ 7,450
Trading income	[1]	1,753	993	3,044	1,847
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		63	(83)	139	(101)
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(140)	55	(178)	149
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,676	965	3,005	1,895
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	5,567	4,588	10,732	9,345
Corporate Bank	[3]	1,210	1,301	2,428	2,568
Corporate Treasury Services		718	753	1,446	1,489
Institutional Client Services		242	275	474	520
Business Banking		250	274	508	559
Investment Bank		2,185	1,983	4,957	4,454
Fixed income and currencies		2,279	2,033	5,187	4,509
Remaining Products		(94)	(50)	(230)	(55)
Private Bank	[4]	1,485	1,559	3,079	3,122
Personal Banking		937	1,014	1,970	2,050
Wealth Management and Private Banking		548	545	1,109	1,072
Asset Management		3	71	(39)	196
Corporate & Other		684	(326)	307	(994)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 5,567	€ 4,588	€ 10,732	€ 9,345

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting
[2]	Prior year segmental information has been aligned to presentation in the current year
[3]	Starting from the first quarter of 2025, certain smaller non-complex clients previously recorded under Corporate Treasury Services are reported under Business Banking. The reclassification follows a review and realignment of client coverage to provide clients with the most effective coverage within the Corporate Bank. Prior years’ comparatives are presented in the current reporting structure
[4]	Starting from the first quarter of 2025, a portion of certain European Personal Banking clients have been transferred to the Wealth Management and Private Banking segment. This change reflects adjustments in the Private Bank client's classification to better align financial reporting with the underlying business structure. Prior years‘ comparatives are presented in the current reporting structure